Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
17.	LEASES

Operating leases

The Group's leases consist of operating leases for administrative office spaces and enrollment centers in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2020 was immaterial.

For the years ended December 31, 2019 and 2020, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Year ended December 31, 2019	Year ended December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717	72,698
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	126,099	(24,720)
Weighted average remaining lease term
Operating leases	12.2 years	12.0 years
Weighted average discount rate
Operating leases	6.7%	7.4%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2020:

RMB
2021	29,800
2022	29,553
2023	32,778
2024	37,343
2025	43,538
2026 and thereafter	679,807
Total future lease payments	852,819
Less: Imputed interest	289,579
Total lease liability balance	563,240

17.	LEASES - continued

Operating leases - continued

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2018, 2019 and 2020, the total rental expenses for all operating leases amounted to RMB107,331, RMB96,165 and RMB91,814, respectively, recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.